Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues
Revenues	$ 147,005	$ 117,623	$ 281,194	$ 250,530
Cost of revenues
Cost of revenues	83,735	73,887	162,347	146,924
Gross profit	63,270	43,736	118,847	103,606
Operating expenses
Research and development, net	22,437	21,303	43,038	45,497
Selling, general and administrative	63,557	51,711	116,891	107,287
Total operating expenses	85,994	73,014	159,929	152,784
Operating loss	(22,724)	(29,278)	(41,082)	(49,178)
Financial income (expenses), net	(372)	149	(749)	(680)
Loss before income taxes	(23,096)	(29,129)	(41,831)	(49,858)
Income tax benefit	(4,368)	(2,128)	(5,310)	(1,907)
Share in losses of associated companies	(1,431)	(950)	(2,549)	(1,788)
Net loss	(20,159)	(27,951)	(39,070)	(49,739)
Net income (loss) attributable to non-controlling interests		35		(50)
Net loss attributable to Stratasys Ltd.	$ (20,159)	$ (27,986)	$ (39,070)	$ (49,689)
Net loss per ordinary share attributable to Stratasys Ltd. - basic and diluted (in Dollars per share)	$ (0.31)	$ (0.51)	$ (0.63)	$ (0.91)
Weighted average ordinary shares outstanding. - basic and diluted (in Shares)	64,908	54,917	61,796	54,733
Comprehensive loss
Net loss	$ (20,159)	$ (27,951)	$ (39,070)	$ (49,739)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	1,103	287	142	(1,667)
Unrealized gains (losses) on derivatives designated as cash flow hedges	(172)	67	2,001	889
Other comprehensive income (loss), net of tax	931	354	2,143	(778)
Comprehensive loss	(19,228)	(27,597)	(36,927)	(50,517)
Less: comprehensive income (loss) attributable to non-controlling interests		35		(50)
Comprehensive loss attributable to Stratasys Ltd.	(19,228)	(27,632)	(36,927)	(50,467)
Products
Revenues
Revenues	100,305	73,877	190,629	157,049
Cost of revenues
Cost of revenues	49,731	39,969	96,651	79,217
Services
Revenues
Revenues	46,700	43,746	90,565	93,481
Cost of revenues
Cost of revenues	$ 34,004	$ 33,918	$ 65,696	$ 67,707